SIDLEY AUSTIN LLP 60 STATE STREET 36TH FLOOR BOSTON, MA 02109 +1 617 223 0300 +1 617 223 0301 FAX AMERICA ● ASIA PACIFIC ● EUROPE

December 19, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds II—BlackRock Multi-Asset Income Portfolio (the “Fund”)

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

Ladies and Gentlemen:

On behalf of BlackRock Funds II, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and the Statement of Additional Information of the Fund, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on December 2, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (617) 223-0373.

Very truly yours,

/s/ Louisa Kiu
Louisa Kiu

Enclosures

cc:	Janey Ahn

John A. MacKinnon

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.